Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Profit before tax	$ 13,493	$ 30,753	$ 7,273
Adjustments to reconcile profit before tax to net cash flows:
Impairment losses	0	2,569	0
Depreciation of tangible assets	30,322	31,774	33,903
Amortization and impairment of intangible assets	2,773	2,773	2,724
Gain on disposal of tangible assets	0	0	(28)
Amortization of right-of-use assets	779	792	803
Loss on debt extinguishment	4,157	0	0
Mark-to-market debt security investment	0	(908)	0
Gain on debt security investment disposal	0	(176)	0
Movements in provisions	576	249	(2,220)
Finance income	(8,647)	(4,579)	(517)
Finance costs	48,928	41,185	40,337
Increase in other non-current assets	(3,172)	(6,747)	(2,876)
(Decrease)/Increase in other non-current liabilities	(20)	23	(135)
Working capital adjustments:
Increase in trade receivables	(4,867)	(2,723)	(2,724)
(Increase)/Decrease in inventories	(3,072)	(2,254)	3,682
Increase/(Decrease) in trade and other payables and contract liabilities	80	174	(7,607)
(Increase)/Decrease in prepayments and other assets	(1,182)	13,193	(11,329)
Interest received	6,591	1,052	517
Interest paid	(25,708)	(38,919)	(37,793)
Income tax paid	(48)	(96)	(261)
Net cash flows from operating activities	60,983	68,135	23,749
Investing activities
Acquisition of tangible assets	(7,585)	(8,577)	(9,256)
Acquisition of assets under construction	(5,153)	(4,504)	(12,572)
Loan to parent Company, net of deferred finance income (related party)	(705)	(68,795)	0
Investments in debt securities (related party)	0	(17,642)	0
Disposal of debt securities (related party)	0	18,726	0
Proceeds from net investment in the lease	189	150	233
Net cash flows used in investing activities	(13,254)	(80,642)	(21,595)
Financing activities
Payment of principal portion of lease liabilities	(695)	(653)	(642)
Proceeds from 2025 Notes	487,504	0	0
Repayment of 2022 Notes	(375,000)	0	0
Proceeds from long term debt, net of deferred finance costs	13,625	0	6,919
Repayment of long-term debt and payment of principal	(105,551)	(13,403)	(7,607)
Repayment of notes payable	(4,466)	(4,304)	(4,240)
Dividends paid	(33,881)	0	0
Net cash flows used in financing activities	(18,464)	(18,360)	(5,570)
Net increase/(decrease) in cash and cash equivalents	29,265	(30,867)	(3,416)
Cash and cash equivalents at January 1	45,605	76,472	79,888
Cash and cash equivalents at December 31	74,870	45,605	76,472
Non-cash investing and financing activities:
Transfers from assets under construction	0	0	49,421
Acquisition of tangible assets	0	0	(512)
Transfers to other non-current assets	0	0	(26)
Proceeds from seller’s credit agreement for the construction of six liquid barges	$ 11,229	$ 0	$ 0